MS P1 10/17

SUPPLEMENT DATED OCTOBER 10, 2017

TO THE PROSPECTUS DATED MAY 1, 2017

OF

FRANKLIN MUTUAL SERIES FUNDS

(Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

Effective January 1, 2018, the Prospectus is amended as follows:

I. For Franklin Mutual Global Discovery Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 17 is revised to add the following:

Portfolio Managers

Christian Correa, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2018.

II. For Franklin Mutual European Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 52 is revised to add the following:

Portfolio Managers

Mandana Hormozi

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2018.

III. For Franklin Mutual International Fund, the portfolio management team under the “FUND SUMMARY – Portfolio Managers” section on page 105 is revised to add the following:

Portfolio Managers

Timothy Rankin, CFA

Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2018.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

IV. The portfolio management team under the “FUND DETAILS – Management” section beginning on page 105 is revised to add the following:

Management

Franklin Mutual Global Discovery Fund

Christian Correa           Co-Portfolio Manager

Franklin Mutual European Fund

Mandana Hormozi        Co-Portfolio Manager

Franklin Mutual International Fund

Timothy Rankin            Co-Portfolio Manager

Christian Correa, CFA              Portfolio Manager of Franklin Mutual
Mr. Correa has been a lead portfolio manager for the Franklin Mutual Beacon Fund since 2007 and co-lead portfolio manager for the Franklin Mutual Global Discovery Fund since January 2018. He joined Franklin Templeton Investments in 2003.

Mandana Hormozi                    Portfolio Manager of Franklin Mutual
Ms. Hormozi has been a portfolio manager for the Franklin Mutual Beacon Fund since 2009 and co-lead portfolio manager for the Franklin Mutual European Fund since January 2018. She joined Franklin Templeton Investments in 2003.

Timothy Rankin, CFA               Portfolio Manager of Franklin Mutual
Mr. Rankin has been a portfolio manager for the Franklin Mutual Global Discovery Fund since 2010 and assumed the duties of co-lead portfolio manager in 2014. He has been a co-lead portfolio manager for the Franklin Mutual International Fund since January 2018. He first joined Franklin Templeton Investments in 1997 through 2004 and rejoined in 2010.

Please keep this supplement with your Prospectus for future reference.